SCHEDULE OF REVENUE FROM SERVICES (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Total		$ 5,904	$ 1,160	$ 9,221	$ 2,707
Revenues from sales of precision metal parts [member]
IfrsStatementLineItems [Line Items]
Total		1,491	979	2,358	2,332
Smartcarts products [member]
IfrsStatementLineItems [Line Items]
Total		4,306		6,496
Smartcarts services [member]
IfrsStatementLineItems [Line Items]
Total		107	181	367	375
Cust2Mate platform [member]
IfrsStatementLineItems [Line Items]
Total	[1]	$ 4,413	$ 181	$ 6,863	$ 375

[1]	When consideration is received over a period exceeding 12 months, the Company adjusts the transaction price to reflect the time value of money. Revenue is recognized at the discounted present value, and the unwinding of the discount is recognized as interest income over the payment period. As of June 30, 2026, long-term trade receivables of $6,250.